Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (2,861,013)	$ (2,006,742)	$ (2,456,550)	$ (965,150)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	277,800	258,713	258,713	91,500
Stock issued for services - related party				5,200
Stock issued for option to acquire common stock				1,000
Stock issued for research and development	100,800
Stock issuable for services	40,000
Stock warrants issued for finance expense	677,130
Stock issued for license fee		370,000	370,000
Stock issued for asset purchase				18,000
Amortization of debt discount	15,000	434,514	469,514	435,052
Inducement expense	897,774	289,017	517,454
Gain on debt extinguishment				(44,475)
Provision for obsolete inventory		46,981
Changes in operating assets and liabilities:
Inventory		(46,981)
Prepaid expenses	(29,384)	(4,133)	(4,133)
Accounts payable and accrued liabilities	357,910	79,066	197,142	14,068
Net Cash Used in Operating Activities	(523,983)	(579,565)	(647,860)	(444,805)
Cash Flows from Financing Activities:
Deferred offering cost	(60,000)
Proceeds from preferred stock issued for cash				6,000
Proceeds from notes payable - net
Proceeds from convertible notes payable – net	524,000	70,000	240,000	830,000
Repayment of convertible note and guaranteed interest	(55,000)
Cash advance from investor	50,000
Net Cash Provided by Financing Activities	459,000	70,000	240,000	836,000
Net change in cash	(64,983)	(509,565)	(407,860)	391,195
Cash, beginning of period	108,335	516,195	516,195	125,000
Cash, end of period	43,352	6,630	108,335	516,195
Supplemental cash flow information:
Cash paid for interest	5,000
Cash paid for taxes
Supplemental disclosure of non-cash financing activity
Original issuance debt and guaranteed interest as debt discount	15,000	30,000	65,000	552,857
Debt discount - beneficial conversion feature				75,000
Reclassification from convertible notes to notes payable			640,000	507,136
Cancellation of common stock			171,163	100
Conversion of accrued interest into convertible notes payable				9,473
Conversion of notes payable into common stock		692,858	797,858
Stock repurchased and returnable in exchange for note payable - related party - net		$ 122,873	$ 122,873